Investments in Associates - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 25, 2022	Jan. 14, 2022	Dec. 30, 2021
Disclosure of associates [Line Items]
Gain on dilution of ownership interest in associate		$ 28,220	$ 0	$ 0
Impairment of investment in associate		(8,390)	0	0
Investment in associates - equity method		9,147	0	0
Capstar
Disclosure of associates [Line Items]
SPAC exchange, PIPE transaction, amount							$ 15,000
Stock committed to acquire during period (in dollars per share)							$ 10
Business combination, number of additional shares received at no additional cost (in shares)	1,322,500
Business combination, additional shares to be received at no additional cost, fair value		11,200
Business combination, additional shares to be received at no additional cost, transaction cost		0
Business combination, number of shares received for additional cost (in shares)	496,145
Business combination, investment in common share	$ 5,000
Capstar | Derivative Asset, Backstop Agreement
Disclosure of associates [Line Items]
Gains (losses) arising from difference between fair value and transaction price of derivative assets through profit or loss		10,400	800
Gains (losses) on change in fair value of derivatives		(2,800)
Gain (loss) on derivative assets recognized through profit or loss		7,600
Derivative financial assets	$ 8,400
Gelesis Holdings Inc.
Disclosure of associates [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)						16,727,582
Percentage of voting equity interests acquired						23.20%
Gelesis
Disclosure of associates [Line Items]
Investments in associates accounted for using equity method				$ 0
Unrecognized equity method losses		$ 0	38,101
Unrecognised share of losses of associates, other comprehensive loss			$ (700)
Percentage ownership interest		22.50%	42.00%	47.90%
Percentage of voting equity interests acquired	22.80%		42.00%
Gain on dilution of ownership interest in associate	$ 28,300
Investment in associates - equity method		$ 4,910	$ 0
Sonde
Disclosure of associates [Line Items]
Investments in associates accounted for using equity method					$ 7,680
Percentage of voting equity interests acquired		40.17%			48.20%
Ownership percentage of associate's equity		93.60%
Share of profit (loss) of associates accounted for using equity method		$ 3,400
Sonde | Preferred A-1 Shares
Disclosure of associates [Line Items]
Investments in associates accounted for using equity method					$ 7,700